Segment Information and Geographic Data (Tables)	12 Months Ended
Sep. 29, 2012
Summary Information by Operating Segment

The following table shows information by operating segment for 2012, 2011, and 2010 (in millions):

	2012	2011	2010
Americas:
Net sales	$57,512	$38,315	$24,498
Operating income	$23,414	$13,111	$7,417

Europe:
Net sales	$36,323	$27,778	$18,692
Operating income	$14,869	$11,209	$7,343

Greater China:
Net sales	$22,533	$12,690	$3,021
Operating income	$9,843	$5,246	$1,279

Japan:
Net sales	$10,571	$5,437	$3,981
Operating income	$5,861	$2,415	$1,805

Rest of Asia Pacific:
Net sales	$10,741	$9,902	$5,235
Operating income	$4,253	$4,004	$2,252

Retail:
Net sales	$18,828	$14,127	$9,798
Operating income	$4,613	$3,075	$2,179

Reconciliation of Segment Operating Income to Consolidated Financial Statements

A reconciliation of the Company’s segment operating income to the consolidated financial statements for 2012, 2011, and 2010, is as follows (in millions):

	2012	2011	2010
Segment operating income	$62,853	$39,060	$22,275
Other corporate expenses, net	(5,872)	(4,102)	(3,011)
Share-based compensation expense	(1,740)	(1,168)	(879)

Total operating income	$55,241	$33,790	$18,385

Total Assets by Segment and Reconciliation to Consolidated Financial Statements

The following table shows total assets by segment and a reconciliation to the consolidated financial statements as of September 29, 2012 and September 24, 2011 (in millions):

	2012	2011
Segment assets:
Americas	$5,525	$2,782
Europe	3,095	1,520
Greater China	1,321	1,005
Japan	1,698	637
Rest of Asia Pacific	913	705
Retail	2,725	2,151

Total segment assets	15,277	8,800
Corporate assets	160,787	107,571

Total assets	$176,064	$116,371

Net Sales and Long-Lived Assets

Net sales for 2012, 2011, and 2010 and long-lived assets as of September 29, 2012 and September 24, 2011 are as follows (in millions):

	2012	2011	2010
Net sales:
U.S.	$60,949	$41,812	$28,633
China (a)	22,797	12,472	2,764
Other countries	72,762	53,965	33,828

Total net sales	$156,508	$108,249	$65,225

	2012	2011
Long-lived assets:
U.S.	$6,012	$4,375
China (a)	7,314	2,613
Other countries	2,560	1,090

Total long-lived assets	$15,886	$8,078

(a)	China includes Hong Kong. Long-lived assets located in China consist primarily of product tooling and manufacturing process equipment and assets related to retail stores and related infrastructure.

Net Sales by Product
Net sales by product for 2012, 2011 and 2010 has been reclassified to conform to the Company’s 2013 presentation and is as follows (in millions):

	2012	2011	2010
Net Sales by Product:
iPhone (a)	$78,692	$45,998	$24,463
iPad (a)	30,945	19,168	4,687
Mac (a)	23,221	21,783	17,479
iPod (a)	5,615	7,453	8,274
iTunes, Software and Services (b)	12,890	9,373	7,105
Accessories (c)	5,145	4,474	3,217

Total net sales	$156,508	$108,249	$65,225

(a)	Includes deferrals and amortization of related non-software services and software upgrade rights.

(b)	Includes revenue from sales on the iTunes Store, the App Store, the Mac App Store, and the iBookstore, and revenue from sales of AppleCare, licensing and other services.

(c)	Includes sales of hardware peripherals and Apple-branded and third-party accessories for iPhone, iPad, Mac and iPod.